Cost of Sales, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of sales	$ 17,461,411	$ 16,775,214	$ 16,035,227
Selling expenses	979,783	1,473,940	1,695,616
Administrative expenses	3,306,319	3,392,496	3,809,379
Total depreciation, amortization and other amortization	21,747,513	21,641,650	21,540,222
Expenses relating to variable lease payment not included in the measurement of the lease liability	241,268
Expenses relating to short-term leases and leases of low-value assets	196,902
Total	438,170
Employee benefits
Short-term employee benefits	19,035,899	17,921,266	16,821,651
Other short-term employee benefits	1,711,945	1,396,804	1,210,671
Share-based compensation	1,088,413	984,356	1,129,644
Post-employment benefits	259,291	292,026	259,064
Employee benefits	$ 22,095,548	$ 20,594,452	$ 19,421,030